Cover	Jul. 18, 2022
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 18, 2022
Current Fiscal Year End Date	--12-31
Entity File Number	001-39943
Entity Registrant Name	MONDEE HOLDINGS, INC.
Entity Central Index Key	0001828852
Entity Tax Identification Number	88-3292448
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	10800 Pecan Park Blvd.
Entity Address, Address Line Two	Suite 315
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78750
City Area Code	650
Local Phone Number	646-3320
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	ITHAX Acquisition Corp.
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A common stock, $0.001 par value per share
Trading Symbol	MOND
Security Exchange Name	NASDAQ
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50 per share
Trading Symbol	MONDW
Security Exchange Name	NASDAQ
Former Address [Member]
Document Information [Line Items]
Entity Address, Address Line One	555 Madison Avenue
Entity Address, Address Line Two	Suite 11A
Entity Address, City or Town	New York
Entity Address, State or Province	NY